Long-Term Debt	12 Months Ended
Mar. 31, 2022
Debt Disclosure [Abstract]
Long-Term Debt	Long-Term Debt

	31 March
(Millions of US dollars)	2022	2021
Senior unsecured notes:
Principal amount 3.625% notes due 2026 (€400.0 million)	$446.4	$468.3
Principal amount 5.000% notes due 2028	400.0	400.0
Total	846.4	868.3

Unsecured revolving credit facility	40.0	—

Unamortized debt issuance costs:	(9.1)	(9.7)
Total Long-term debt	$877.3	$858.6

Weighted average interest rate of Long-term debt	4.2%	4.3%
Weighted average term of available Long-term debt	5.0 years	4.5 years

Fair value of Senior unsecured notes (Level 1)	$845.1	$904.7
Senior Unsecured Notes

2025 Senior Unsecured Notes
On 15 January 2021, the Company redeemed US$400.0 million aggregate principal amount of its 4.750% senior notes due 2025 (the “2025 Notes”) and recorded a loss on early debt extinguishment of US$13.1 million, which included US$9.5 million of call redemption premiums and US$3.6 million of unamortized financing costs associated with these notes.
On 18 January 2021, the 2025 Notes were delisted from the Global Exchange Market which is operated by Euronext Dublin.
Unsecured Revolving Credit Facility
In December 2021, James Hardie International Finance Designated Activity Company (“JHIF”) and James Hardie Building Products Inc. (“JHBP”), each a wholly-owned subsidiary of JHI plc, entered into a new US$600.0 million revolving credit facility with certain commercial banks and HSBC Bank USA, National Association, as administrative agent. The size of the revolving credit facility may be increased by up to US$250.0 million through the exercise of an accordion option. The revolving credit facility, which will mature in December 2026 and may be extended for two additional one year terms, replaces the prior credit facility agreement of US$500.0 million which was scheduled to mature in December 2022. Debt issuance costs in connection with the revolving credit facility will be amortized as interest expense over the stated term of five years.
Borrowings under the revolving credit facility bear interest at per annum rates equal to, at the borrower’s option, either: (i) the London Interbank Offered Rate (“LIBOR”) plus an applicable margin for LIBOR loans; or (ii) a base rate plus an applicable margin for base rate loans. For LIBOR Loans, the applicable margin ranges from 1.25% to 2.00%, and for base rate loans it ranges from 0.25% to 1.00%. Included in the revolving credit facility is a benchmark provision for the migration from LIBOR, which will be in effect no later than June 2023. The Company also pays a commitment fee of between 0.20% and 0.35% on the actual daily amount of the unutilized revolving loans.
Guarantees and Compliance
The indenture governing the senior unsecured notes contain covenants that, among other things, limit the ability of the guarantors and their restricted subsidiaries to incur liens on assets, make certain restricted payments, engage in certain sale and leaseback transactions and merge or consolidate with or into other companies. These covenants are subject to certain exceptions and qualifications as described in the indenture. At 31 March 2022, the Company was in compliance with all of its requirements under the indenture related to the senior unsecured notes.

The senior unsecured notes are guaranteed by JHIGL, JHBP and JHTL, each of which are wholly-owned subsidiaries of JHI plc.
The revolving credit facility agreement contains certain covenants that, among other things, restrict JHIGL and its restricted subsidiaries’ ability to incur indebtedness and grant liens other than certain types of permitted indebtedness and permitted liens, make certain restricted payments, and undertake certain types of mergers or consolidations actions. At 31 March 2022, the Company was in compliance with all covenants contained in the revolving credit facility agreement.
The revolving credit facility is guaranteed by each of JHIGL and James Hardie Technology Limited ("JHTL"), each of which are wholly-owned subsidiaries of JHI plc.
Off Balance Sheet Arrangements
As of 31 March 2022, the Company had a total borrowing base capacity under the revolving credit facility of US$600.0 million with outstanding borrowings of US$40.0 million, and US$7.5 million of issued but undrawn letters of credit and bank guarantees. These letters of credit and bank guarantees relate to various operational matters including insurance, performance bonds and other items, leaving the Company with US$552.5 million of available borrowing capacity under the revolving credit facility.